Income Taxes - Schedule of Expected Expiry Dates of NOL's (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	$ 0
Net operating loss carryforwards	6,706	$ 8,000	$ 1,700
State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	12,926
Net operating loss carryforwards	311,649	$ 277,800	$ 331,400
2026-2039 | Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	6,706
2026-2039 | State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	250,239
2040-2045 | Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	0
2040-2045 | State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 48,484